Note 32 - Fees Paid to the Company's Principal Accountant - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Audit fees	$ 3,995	$ 3,588	$ 4,372
Audit-related fees	88	64	78
Tax fees	23	14	25
All other fees	30	3	15
Total	$ 4,136	$ 3,669	$ 4,490